WARRANTS (Tables)	12 Months Ended
Dec. 31, 2013
WARRANTS.
Schedule of assumptions used to estimate the fair values of the outstanding warrants, which are classified as liabilities

	Vicis’ Amended Warrants	Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants	Vicis’/Shoen’s Amended Warrants
Commitment date/ year-end date	August 18, 2011	October 27, 2011	December 31, 2011	December 31, 2012
Average risk-free rate of return	0.24%	0.24%	0.24%	0.14%
Expected term/life	2.38 years	2.18 years	2.00 years	1.00 years
Volatility rate	52.52%	51.20%	72.00%	88.40%
Expected dividend yield	—	—	—	—
Fair value of ordinary share	0.14	0.04	0.04	0.57
Estimated forfeiture rate	0%	0%	0%	0%

Schedule of assumptions used to estimate the fair values of the outstanding warrants, which are classified as equity

	IPO Warrants	Underwriter’s Warrants
Commitment date	January 25, 2010	January 25, 2010
Average risk-free rate of return	2.40%	2.40%
Expected term/life	4.99 years	4.99 years
Volatility rate	66.00%	66.00%
Expected dividend yield	—	—
Fair value of ordinary share	4.93	4.93
Estimated forfeiture rate	0%	0%